Selling, general and administrative expense and Key Management Compensation (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Directors fees included in employee benefits expense		$ 100	$ 200	$ 400
Class Action settlement fee	$ 1,300
Settlement Fee Receivable From Insurance Company	$ 550